Subsidiary Preferred Shares (Tables)	12 Months Ended
Dec. 31, 2023
Subsidiary Preferred Shares [Abstract]
Schedule of Subsidiary Preferred Share Balances
The fair value of all subsidiary preferred shares as of December 31, 2023 and December 31, 2022, is as follows:

	2023 $	2022 $
As of December 31,
Entrega	169	169
Follica	—	350
Vedanta Biosciences	—	26,820
Total subsidiary preferred share balance	169	27,339

Schedule of Subsidiary Preferred Shares, Minimum Liquidation Preference
As of December 31, 2023 and December 31, 2022, the minimum liquidation preference reflecting the amounts that would be payable to the subsidiary preferred holders upon a liquidation event of the subsidiaries, is as follows:

	2023 $	2022 $
As of December 31,
Entrega	2,216	2,216
Follica	6,405	6,405
Vedanta Biosciences	—	149,568
Total minimum liquidation preference	8,621	158,189

Schedule of Changes in the Value of Subsidiary Preferred Shares
For the years ended December 31, 2023 and 2022, the Group recognized the following changes in the value of subsidiary preferred shares:

$
Balance as of January 1, 2022	174,017
Decrease in value of preferred shares measured at fair value – finance costs (income)	(130,825)
Deconsolidation of subsidiary - (Sonde)	(15,853)
Balance as of December 31, 2022	27,339
Decrease in value of preferred shares measured at fair value – finance costs (income)	(2,617)
Deconsolidation of subsidiary – (Vedanta)	(24,554)
Balance as of December 31, 2023	169